January 30, 2015

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 76 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

In addition to Part C, the Amendment includes the following documents:

1.	Prospectus for Class A, Class B, Class C, Class R, Institutional Class, Class R6, Class P, Administrative Class and Class D shares of thirty-nine series of the Trust.

2.	The Statement of Additional Information of thirty-nine series of the Trust.

The Amendment is being submitted in connection with the Trust’s annual update of the Registration Statement of all series of the Trust, except AllianzGI Europe Equity Dividend Fund, AllianzGI Global Megatrends Fund and AllianzGI International Growth Fund. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7239) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Maureen A. Meredith

Maureen A. Meredith, Esq.

cc:	Julian Sluyters
Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Sarah McLaughlin, Esq.